Offerings	May 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 20,879,917.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,883.52
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (2) Includes shares of common stock that may be issued upon exercise of an option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Warrants
Maximum Aggregate Offering Price	$ 26,099,896.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,604.40
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (6) The warrants have an exercise price equal to 125% of the public offering price. The proposed maximum aggregate offering price of the shares underlying the warrants is equal to $26,099,896.25 (which is equal to 125% of the proposed maximum aggregate offering price for the shares of common stock of $20,879,917).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Underwriter's Warrants to purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Underwriter's Warrants
Maximum Aggregate Offering Price	$ 1,304,994.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 180.22
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (5) The warrants have an exercise price equal to 125% of the public offering price. The proposed maximum aggregate offering price of the shares underlying the Underwriter's Warrants is equal to $1,304,994.82 (which is equal to 5% of the proposed maximum aggregate offering price for the shares of common stock of $20,879,917 multiplied by 125%).
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 5,750,000.00
Amount of Registration Fee	$ 794.07
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (2) Includes shares of common stock that may be issued upon exercise of an option granted to the underwriters to cover over-allotments, if any.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, underlying Underwriter's Warrants
Maximum Aggregate Offering Price	$ 359,375.00
Amount of Registration Fee	$ 49.63
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (5) The warrants have an exercise price equal to 125% of the public offering price. The proposed maximum aggregate offering price of the shares underlying the Underwriter's Warrants is equal to $1,304,994.82 (which is equal to 5% of the proposed maximum aggregate offering price for the shares of common stock of $20,879,917 multiplied by 125%).
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 11,500,000.00
Amount of Registration Fee	$ 1,588.15
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (2) Includes shares of common stock that may be issued upon exercise of an option granted to the underwriters to cover over-allotments, if any.
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants to purchase Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	(4) No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, underlying Underwriter's Warrants
Maximum Aggregate Offering Price	$ 718,750.00
Amount of Registration Fee	$ 99.26
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (3) This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act. (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The warrants have an exercise price equal to 125% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Underwriter's Warrants is equal to $1,078,125 (which is equal to 5% of the proposed maximum aggregate offering price for the shares of common stock of $17,250,000 multiplied by 125%).